Investment properties	12 Months Ended
Dec. 31, 2022
Investment properties
Investment properties

14          Investment properties

	2021	2022
	RMB’000	RMB’000
Fair value
At 1 January	—	—
Transfer from property, plant and equipment	—	23,065
At 31 December	—	23,065

Investment properties represents buildings held in the PRC.

Investment properties with fair value amounting to RMB23,065,000 as of December 31, 2022 were pledged as security for the bank loans at the reporting date.

Amounts recognised in the consolidated income statements for investment properties:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Rental income	851	—	—

As at 31 December 2022, the fair values of the investment property are based on valuation performed by Dacheng Assessment, an accredited independent valuer. Dacheng Assessment is a specialist in valuing these types of investment properties in China. A valuation model in accordance with that recommended by the International Valuation Standards Committee has been applied.